Investor Shares Prospectus | Motley Fool Independence Fund
Motley Fool Independence Fund
Investment Objective
The investment objective of the Independence Fund is to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Independence Fund’s Investor Shares.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Investor Shares Prospectus Motley Fool Independence Fund Investor Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$ 24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Investor Shares Prospectus Motley Fool Independence Fund Investor Shares
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.13%
Fees/Expenses Recouped	0.02%	[1]
Total Annual Operating Expenses After Recoupment	1.15%
[1]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Independence Fund's Investor Shares expenses through the end of February 2017, or such later date as may be determined by the Independence Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% annually of average daily net assets. If the excluded expenses are incurred, the Independence Fund's operating expenses will be higher than 1.15% annually. The Adviser may recover from the Independence Fund's Investor Shares fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% annually of average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Independence Fund, but otherwise it can be terminated only by the Independence Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Independence Fund’s Investor Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Independence Fund’s Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Independence Fund’s Investor Shares operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Investor Shares Prospectus | Motley Fool Independence Fund | Investor Shares | USD ($)	117	361	624	1,376

Portfolio Turnover

The Independence Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Independence Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Independence Fund’s performance. During the most recent fiscal year, the Independence Fund’s portfolio turnover rate was 21%.

Principal Investment Strategies

The Independence Fund pursues its investment objective by investing primarily in common stocks of U.S. companies and common stocks and depositary receipts of companies that are organized under the laws of other countries around the world.  Under normal market circumstances, the Independence Fund seeks to stay fully invested and does not attempt to time the market.  Although the fund does not have market capitalization constraints for its investments, it is expected that investments in the securities of U.S. companies having smaller market capitalizations and the securities in foreign companies, including companies organized under the laws of emerging market countries, will be important components of the Independence Fund’s investment program. As a result, the Independence Fund has the freedom to go anywhere to make investments for its shareholders.

In identifying investments for the Independence Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, and robust streams of free cash flow, and trade at attractive prices.  In managing the Independence Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Independence Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation.  The Independence Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Independence Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser evaluates the quality of a company using four criteria: management, the economics of the business, competitive advantage, and the durability of its competitive advantage period.

Management

The Adviser believes that high-quality, motivated managers are a key element to long-term success at many businesses. In short, it takes a very special kind of business to survive poor management. The Adviser’s process reviews managers on a multi-faceted basis focusing on several factors, including tenure, capital allocation, and alignment of incentives.

Economics of the Business

The Adviser believes that there is little more important than the economic performance of the business as a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, business model, relative and absolute margins and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage

The Adviser seeks companies that offer certain characteristics that allow them to generate outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, regulatory barriers to entry and superior branding, among others.

Durability of Competitive Advantage Period

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary structural or tactical advantages or other components. As the Adviser’s desire is to own companies in the Funds that can be kept in the portfolios for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality that may make it a larger, stronger business in the future than it might be today.

Although there is no limitation on the percentage of the Independence Fund’s net assets that may be invested in securities of foreign companies, such investments generally will not constitute more than 50% of the Independence Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Independence Fund does not invest more than 5% of its net assets in any one class of the securities of any one issuer at the time of purchase.

Principal Investment Risks

The value of the Independence Fund’s investments may increase or decrease, which will cause the value of the Independence Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Independence Fund, and there can be no assurance that the Independence Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Independence Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Independence Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Independence Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Independence Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investments

The Independence Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Independence Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Independence Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Independence Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Performance Information:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Independence Fund. The Independence Fund’s past performance, both before and after taxes, does not necessarily indicate how the Independence Fund will perform in the future.

The bar chart shows changes in the performance of the Independence Fund’s Investor Shares from year to year.

Best Quarter: 17.07% in the quarter ended September 30, 2010 Worst Quarter: (13.47)% in the quarter ended September 30, 2011
PERFORMANCE TABLE
(Average annual total returns for the periods ended December 31, 2015)

The performance table shows how the Independence Fund’s Investor Shares average annual total returns for the periods indicated compare with those of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index and the MSCI World Index, each a broad measure of market performance.

Average Annual Returns - Investor Shares Prospectus - Motley Fool Independence Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Shares	(1.58%)	7.43%	12.33%	Jun. 16, 2009
After Taxes on Distributions | Investor Shares	(1.60%)	7.21%	12.07%
After Taxes on Distributions and Sale of Fund Shares | Investor Shares	(0.89%)	5.85%	10.02%
FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses)	(0.95%)	6.62%	10.98%	Jun. 16, 2009
MSCI World Index (reflects no deduction for fees, expenses or taxes)	(0.32%)	8.20%	11.60%	Jun. 16, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Independence Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Independence Fund shares immediately after the relevant period.

The Independence Fund has changed its benchmark index from the MSCI World Index to the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index because it more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information.